Conestoga Mid Cap Fund
CONESTOGA MID CAP FUND
Investment Objective
The Conestoga Mid Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Mid Cap Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses Conestoga Mid Cap Fund		Investors Class		Institutional Class
Management Fees		0.85%		0.85%
Distribution (12b-1) Fees		none		none
Service Fees		0.25%	[1]	none
Other Operating Expenses		0.40%		0.40%
Other Expenses	[2]	0.65%		0.40%
Total Annual Fund Operating Expenses		1.50%		1.25%
Expense Limitation	[3]	(0.15%)		(0.15%)
Total Annual Fund Operating Expenses After Expense Limitation		1.35%		1.10%
[1]	The Fund has adopted a Shareholder Servicing Plan on behalf of the Investors Class that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's Investors Class shareholders.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's "Total Annual Fund Operating Expenses" (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions and interest) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund's average daily net assets until at least March 30,2013, subject to termination at any time at the option of the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Conestoga Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amount for three years reflects the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example Conestoga Mid Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investors Class	137	459
Institutional Class	112	382

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. Equity securities include ADRs, convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund doesn’t expect investment in foreign securities to exceed 20% of the Fund’s total assets. “Mid-cap companies” are companies that, at the time of purchase, have market capitalizations of up to $10 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.
Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks. The Fund’s net asset value and total return may be adversely affected if any of the following occurs:

  The market values of securities acquired by the Fund decline;
  The Adviser does not execute the Fund’s principal investment strategies effectively;
  A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
  A company’s earnings do not increase as expected;
  Medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies;
  Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Performance
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 30, 2012
Registrant Name	dei_EntityRegistrantName	Conestoga Funds
Central Index Key	dei_EntityCentralIndexKey	0001175813
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Conestoga Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CONESTOGA MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conestoga Mid Cap Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Mid Cap Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Conestoga Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amount for three years reflects the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. Equity securities include ADRs, convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund doesn’t expect investment in foreign securities to exceed 20% of the Fund’s total assets. “Mid-cap companies” are companies that, at the time of purchase, have market capitalizations of up to $10 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks. The Fund’s net asset value and total return may be adversely affected if any of the following occurs:

  The market values of securities acquired by the Fund decline;
  The Adviser does not execute the Fund’s principal investment strategies effectively;
  A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
  A company’s earnings do not increase as expected;
  Medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies;
  Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Conestoga Mid Cap Fund | Investors Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Conestoga Mid Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
[1]	The Fund has adopted a Shareholder Servicing Plan on behalf of the Investors Class that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's Investors Class shareholders.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's "Total Annual Fund Operating Expenses" (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions and interest) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund's average daily net assets until at least March 30,2013, subject to termination at any time at the option of the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.